SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies That Relate To The Consolidated Financial Statements As A Whole
Revenue from contracts with customers
Telecommunication and Infrastructure revenue
Telecommunications and infrastructure revenue is recognized from the provision of mobile telecommunications services and related infrastructure arrangements. Service revenue comprises voice, messaging, and data services provided to both contract (postpaid) and prepaid customers, monthly subscription fees, interconnection services, roaming charges, and infrastructure sharing arrangements. Equipment revenue is recognized from the sale of handsets and accessories, which may be sold on a standalone basis or as part of bundled arrangements with service contracts.
Rendering of services
Revenue from usage-based services, including pay-as-you-use plans where customers are charged based on actual consumption, is recognized as the services are consumed by the customer. For tariff plans that permit rollover of unused services to subsequent periods, revenue is recognized upon usage of the underlying services or expiration of the rollover period. Revenue from fixed-term service contracts and monthly subscription plans is recognized ratably over the service period as the Company satisfies its performance obligation.
When contracts contain multiple distinct performance obligations (including voice, messaging, data, and digital services), the transaction price is allocated to each performance obligation based on its relative standalone selling price. The standalone selling price for each service is determined primarily using observable prices charged to similar customers under comparable pay-as-you-use arrangements.
Upfront fees, including activation or connection fees that do not represent distinct performance obligations are deferred and recognized ratably over the expected customer relationship period. For contracts with defined terms, these fees are recognized over the contractual period. For contracts without defined terms (such as prepaid arrangements), upfront fees are recognized over the estimated average customer life.
Revenue from telecommunication service providers, including interconnection fees and roaming charges from other operators, is recognized based on contractually specified rates as services are rendered, net of estimated variable consideration for retrospective volume-based discounts or other pricing adjustments. These estimates are based on the expected value method using historical experience and are updated each reporting period.
Revenue from rendering of services is recognized over time as services are rendered.
Sale of equipment and accessories
The vast majority of equipment and accessories sales pertain to mobile handsets and accessories. Revenue for mobile handsets and accessories is recognized when the equipment is sold to a customer, or, if sold via an intermediary, when the intermediary has taken control of the device and the intermediary has no remaining right of return. Revenue for fixed-line equipment is not recognized until installation and testing of such equipment are completed and the equipment is accepted by the customer.
Where sold together with service bundles, revenue is allocated pro-rata, based on the stand-alone selling price of the equipment and the service bundle.
All revenue from sale of equipment and accessories is recognized at a point in time.
Digital revenue
Digital revenue comprises two primary categories: (i) digital financial services, including banking operations in Pakistan and mobile financial services (digital wallets, payment processing and related financial solutions), and (ii) other digital services, encompassing content and entertainment, educational services, digital health solutions, communication applications, customer self-care platforms, ride-hailing services, cloud computing, and advertising technology (AdTech) services. Revenue from subscription-based digital services, including content streaming, educational platforms, digital health memberships, premium communication features, and cloud subscriptions, is recognized over time on a ratable basis as customers simultaneously receive and consume benefits of continuous platform access. Transaction-based revenue, including commissions from payment processing and ride-hailing services, as well as fees from peer-to-peer transfers, and usage-based cloud services, is recognized at the point in time when each transaction is completed or as services are consumed. Advertising revenue from AdTech services is recognized over time as impressions are delivered or at a point in time when performance-based metrics (such as clicks or acquisitions) are achieved.
When the Group's performance obligation is to arrange for another party to provide goods or services to the customer and the Group does not control those goods or services before transfer (agent), revenue is presented on a net basis, representing the commission, fee, or margin to which the Group expects to be entitled. When the Group controls the specified good or service before transfer to the customer (principal), revenue is presented on a gross basis, with amounts paid to third-party suppliers recognized separately in cost of revenue.
The Group typically acts as an agent for ride-hailing services and certain payment processing and digital platform arrangements where third parties provide the underlying service. The determination of whether the Group acts as principal or agent impacts the presentation of revenue on a gross or net basis but does not affect the amount of commission or fee income recognized.

Interest Income
Interest Income
Interest income from the Group’s banking operations included within digital financial services is recognized using the effective interest method in accordance with IFRS 9 Financial Instruments.
The effective interest rate is the rate that discounts estimated future cash receipts through the expected life of the financial asset (or, where appropriate, a shorter period) to the gross carrying amount of the financial assets that are not credit impaired. For assets that are credit impaired, interest income is recognized on the gross carrying amount of the financial asset less the allowance for expected credit losses.

Contract balances
Contract balances
Receivables and unbilled receivables mostly relate to amounts due from other operators and postpaid customers. Unbilled receivables are transferred to Receivables when the Group issues an invoice to the customer.
Contract liabilities, often referred to as “Deferred revenue”, relate primarily to non-refundable cash received from prepaid customers for fixed-term tariff plans or pay-as-you-use tariff plans. Contract liabilities are presented as “Long-term deferred revenue”, “Short-term deferred revenue” and “Customer advances” in Note 8—Other Assets and liabilities of these consolidated financial statements. All current contract liabilities outstanding at the beginning of the year are recognized as revenue during the year.
Customer associated costs
Customer acquisition costs
Certain incremental costs that are incurred in acquiring a contract with a customer (“customer acquisition costs”) and are considered recoverable are deferred in the consolidated statement of financial position, within 'Other assets' (see Note 8—Other assets and liabilities of these consolidated financial statements). Such costs generally relate to commissions paid to third -party dealers and are amortized on a straight-line basis over the average customer life within “Selling, general and administrative expenses”.
The Group applies the practical expedient available for customer acquisition costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third parties upon top-up of prepaid credit by customers and sale of top-up cards.
Customer associated costs
Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain dealer commissions are initially capitalized within ‘Other Assets’ in the consolidated statement of financial position and subsequently amortized within "Customer associated costs". Refer to Note 3—Revenue of these consolidated financial statements for further details.
Share-based payment transactions
ACCOUNTING POLICIES
Equity-settled share-based payments are measured at the grant date fair value, which includes the impact of any market performance conditions. The grant date fair value is expensed over the vesting period, taking into account expected forfeitures and non-market performance conditions, if any, with a corresponding increase in equity. This is based upon the Company’s estimate of the shares that will eventually vest which takes account all service and non-market performance conditions, if applicable, with adjustments being made where new information indicates the number of shares expected to vest differs from previous estimates.
Cash-settled share-based payments are measured at the grant date fair value and recorded as a liability. The Company remeasures the fair value of the liability at the end of each reporting period until the date of settlement, with any changes in fair value recognized as selling, general and administrative expenses within the income statement. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transaction.
Other short-term benefits not related to share-based payments are expensed in the period when services are received.

Trade and other receivables	Trade and other receivables Trade and other receivables are measured at amortized cost and include invoiced/contractual amounts less expected credit losses.
Expected credit losses
Expected credit losses
The expected credit loss allowance (“ECL”) is recognized in accordance with IFRS 9, Financial Instruments, for all receivables measured at amortized cost at each reporting date. An ECL is recognized for all receivables even though there may not be objective evidence that the trade receivable has been impaired.
VEON applies the simplified approach (i.e., provision matrix) for calculating a lifetime ECL for its trade and other receivables, including unbilled receivables (contract assets). The provision matrix is based on the historical credit loss experience over the life of the trade receivables and is adjusted for forward-looking estimates if relevant. The provision matrix is reviewed on a quarterly basis. Refer to Note 20—Financial risk management of these consolidated financial statements for our credit risk management policy.
ECL for loans to customers is calculated using a collective assessment approach for loans with similar credit risk characteristics. ECL are measured based on probabilities of default, loss-given default, and exposure at default. These parameters are determined using a loss rate methodology that incorporates historical loan performance data, current financial condition of borrowers, loan type and maturity, portfolio aging analysis, relevant macroeconomic indicators and forward-looking adjustments to reflect expected changes in economic conditions
In accordance with IFRS 9, the Company classifies its loan portfolio into Stage 1, Stage 2, Stage 3 based on changes in credit risk since initial recognition. Stage 1 includes financial assets that have not experienced a significant increase in credit risk since initial recognition, for which a 12-month expected credit loss (ECL) is recognized, including exposures reclassified from Stage 2 following credit risk improvement. Stage 2 comprises financial assets that have experienced a significant increase in credit risk since initial recognition but are not credit-impaired, for which lifetime expected credit losses are recognized, including exposures reclassified from Stage 3 following improvement. Stage 3 includes financial assets that are credit-impaired at the reporting date, for which lifetime expected credit losses are recognized.
Trade and other payables
Trade and other payables
Trade and other payables are initially measured at fair value which is the amount that has to be paid to the creditor in order to settle the obligation and subsequently measured at amortized cost.
Customer deposits
Customer deposits are classified at amortized cost and are initially recorded at the fair value of consideration received.

Provisions	Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event. It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a current pre-tax rate if the time value of money is significant. Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.
Contingent liabilities
SOURCE OF ESTIMATION UNCERTAINTY
The Group is involved in various legal proceedings, internal and external investigations, disputes and claims, including regulatory discussions related to the Group’s business, licenses, tax positions and investments, and the outcomes of these are subject to significant uncertainty. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded for a matter that has not been previously recorded because it was not considered probable and /or the impact could not be estimated (no reasonable estimate could be made).
Income taxes
Income taxes
Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax. In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.
Uncertain tax positions
Uncertain tax positions
The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Company’s subsidiaries will be subject to a review or audit by the relevant tax authorities. Uncertain tax positions are generally assessed individually, using the most likely outcome method. The Company and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).

Deferred taxation
Deferred taxation
Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements.

Source of estimation uncertainty
The Group has significant investments in property and equipment, intangible assets, and goodwill.
Estimating recoverable amounts of assets and CGUs must, in part, be based on management’s evaluations, including the determination of the appropriate CGUs, the relevant discount rate, estimation of future performance, the revenue-generating capacity of assets, timing and amount of future purchases of property, equipment, licenses and spectrum, assumptions of future market conditions and the long-term growth rate into perpetuity (terminal value). In doing this, management needs to assume a market participant perspective. Changing the assumptions selected by management, in particular, the discount rate, capex intensity, operating margin and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group’s impairment evaluation and hence results.
A significant part of the Group’s operations is in countries with frontier markets. The political and economic situation in these countries may change rapidly and recession may potentially have a significant impact on these countries. On-going recessionary effects in the world economy, including geopolitical situations and increased macroeconomic risks impact our assessment of cash flow forecasts and the discount rates applied.
There are significant variations between different markets with respect to growth, mobile penetration, ARPU, market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments.

Property and equipment
Property and equipment are stated at cost, net of any accumulated depreciation and accumulated impairment losses.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3—30 years
Buildings and constructions	10—50 years
Office and other equipment	2—10 years
Right-of-use assets	Equivalent lease term
Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.

Intangible assets
Intangible assets acquired separately are carried at cost less accumulated amortization and impairment losses.
Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3—20 years
Software	3—10 years
Brands and trademarks	3—15 years
Customer relationships	10—21 years
Other intangible assets	4—10 years

Goodwill
Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired. See Note 13—Impairment of assets of these consolidated financial statements for further details.

Control over subsidiaries
Control over subsidiaries
Subsidiaries, which are those entities over which the Company is deemed to have control, are consolidated. In certain circumstances, significant judgment is required to assess if the Company is deemed to have control over entities where the Company’s ownership interest does not exceed 50%.

Put options over non-controlling interest
Put options over non-controlling interest
Put options over non-controlling interests of a subsidiary are accounted for as financial liabilities in the Company’s consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.

Derivative contracts
Derivative contracts
VEON enters into derivative contracts, including swaps and forward contracts, to manage certain foreign currency and interest rate exposures when necessary and available. Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss. Although some of the derivatives entered into by the Company have not been designated in hedge accounting relationships, they act as economic hedges and offset the underlying transactions when they occur. There have been no derivatives in hedge accounting relationships during 2025.
Hedges of a net investment
Hedges of a net investment
The Company applies net investment hedge accounting to mitigate foreign currency translation risk related to the Company’s investments in foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income within the “Foreign currency translation” line item. Where the hedging instrument’s foreign currency retranslation is greater (in absolute terms) than that of the hedged item, the excess amount is recorded in profit or loss as ineffectiveness. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation. Cash flows arising from derivative instruments for which hedge accounting is applied are reported in the statement of cash flows within the line item where the underlying cash flows of the hedged item are recorded.

Fair value of financial instruments
Fair value of financial instruments
All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note 18.
Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgement is required in establishing fair values. The judgements include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

Measurement of lease liabilities
Measurement of lease liabilities
Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor, or lease contracts which are cancellable by the Company immediately or on short notice. The Company includes these cancellable future lease periods within the assessed lease term, which increases the future lease payments used in determining the lease liability upon initial recognition, except when it is not reasonably certain at the commencement of the lease that these will be exercised.
The Company continuously assesses whether a revision of lease terms is required due to a change in management judgement regarding, for example, the exercise of extension and/or termination options. When determining whether an extension option is not reasonably certain to be exercised, VEON considers all relevant facts and circumstances that creates an economic incentive to exercise the extension option, or not to exercise a termination option, such as strategic plans, future technology changes, and various economic costs and penalties.

Basis of preparation
BASIS OF PREPARATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, effective at the time of preparing the consolidated financial statements and applied by VEON.
The consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise disclosed.

Basis of consolidation
BASIS OF CONSOLIDATION
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Please refer to Note 16—Investment in subsidiaries of these consolidated financial statements for a list of significant subsidiaries.
Intercompany transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.
When the Group ceases to consolidate a subsidiary due to loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any consideration received is recognized at fair value, and any investment retained is re-measured to its fair value, and this fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest. Any resultant gain or loss is recognized in the income statement.
Foreign currency translation
FOREIGN CURRENCY TRANSLATION
The consolidated financial statements of the Group are presented in U.S. dollars. Each entity in the Group determines its own functional currency and amounts included in the financial statements of each entity are measured using that functional currency.
Upon consolidation, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date; whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of equity.
Changes in accounting policies and disclosures, new standards, interpretations, and amendments not yet adopted by the group
NEW STANDARDS AND INTERPRETATIONS
Adopted in 2025
Following amended standard became effective as of January 1, 2025 and did not have a material impact on VEON’s financial statements.
•Lack of exchangeability—Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates (effective for annual periods beginning on or after January 1, 2025).
Not yet adopted by the Group
Certain new accounting standards and interpretations, as listed below, have been issued but are not yet effective for the financial reporting period ended December 31, 2025 and have not been early adopted by the Group. These standards and interpretations are not expected to have a material impact on VEON’s financial statements in current or future reporting periods or on foreseeable future transactions except for the IFRS 18, Presentation and Disclosure in Financial Statement, and IFRS 19, Subsidiaries without Public Accountability: Disclosures. The Company is currently assessing the impact that the adoption of these new pronouncements will have on the consolidated financial statements at the time of initial application as well as its subsidiaries.
•Classification and Measurement of Financial Instruments—Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures (effective for annual periods beginning on or after January 1, 2026).
•Improvements to International Financial Reporting Standards (effective for annual periods beginning on or after January 1, 2026).
•Contracts Referencing Nature-dependent Electricity—Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures (effective for annual periods beginning on or after January 1, 2026).
•IFRS 18, Presentation and Disclosure in Financial Statements (effective for annual periods beginning on or after January 1, 2027).
•IFRS 19, Subsidiaries without Public Accountability: Disclosures (effective for annual periods beginning on or after January 1, 2027).
•Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency (effective for annual periods beginning on or after January 1, 2027).